Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 206,000
Previously Paid Amount	0.00
Total Fee Amount	28.45
Total Offset Amount	0.00
Net Fee	28.45
Narrative - Max Aggregate Offering Price	$ 206,000
Final Prospectus	true